Condensed Consolidated Statements of Income and Comprehensive Income Unaudited - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues generated from sales:
Supply chain trading business		$ 142,079,851	$ 66,249,853
Revenues generated from services:
Small and Medium Enterprise financing solutions		48,527,509	57,956,690
Supply Chain financing solutions		1,929,533	2,737,265
Total revenue generated from services		50,457,042	60,693,955
TOTAL REVENUES		192,536,893	126,943,808
COST OF REVENUE:
Cost of revenue - sales		(1,407,439,533)	(67,342,086)
Cost of revenue - services		(34,253,460)	(39,529,203)
Business and sales related taxes		(287,225)	(231,103)
GROSS PROFIT		17,252,255	19,841,416
OPERATING EXPENSES:
Selling expenses		(811,360)	(2,637,517)
General and administrative expenses		(4,718,918)	(5,489,580)
Research and development expenses		(446,877)	(351,200)
Expected credit income		262,584	235,377
Total operating expenses		(5,714,571)	(8,242,920)
INCOME FROM OPERATIONS		11,537,684	11,598,496
OTHER INCOME (EXPENSE):
Interest and investment income		801,987	1,498,856
Other income, net		425,839	880,144
Total other income, net		1,227,826	2,379,000
INCOME BEFORE PROVISION FOR INCOME TAXES		12,765,510	13,977,496
INCOME TAXE EXPENSES		(2,440,569)	(2,610,535)
NET INCOME		10,324,941	11,366,961
Net income attributable to non-controlling interests		(21,411)	(47,574)
NET INCOME - Nisun International’s shareholders		10,303,530	11,319,387
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss		(4,585,569)	(8,175,831)
COMPREHENSIVE INCOME		5,717,961	3,143,556
Comprehensive loss attributable to non-controlling interests		(223)	(1,487)
COMPREHENSIVE INCOME		$ 5,717,738	$ 3,142,069
BASIC AND DILUTED EARNINGS PER COMMON SHARE:
NET EARNINGS PER COMMON SHARE BASIC (in Dollars per share)		$ 2.61	$ 2.87
NET EARNINGS PER COMMON SHARE DILUTED (in Dollars per share)		$ 2.61	$ 2.87
Weighted average number of shares outstanding-basic (in Shares)	[1]	3,952,198	3,943,288
Weighted average number of shares outstanding-diluted (in Shares)	[1]	3,952,198	3,943,288

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.